UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21669

Cohen & Steers VIF Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS VIF REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value

COMMON STOCK	94.4%
DIVERSIFIED	5.1%
Colonial Properties Trust		400	$18,268
Cousins Properties		2,000	65,720
Crescent Real Estate Equities Co.		2,700	54,162
Vornado Realty Trust		8,584	1,024,414
			1,162,564
HEALTH CARE	2.4%
Health Care Property Investors		3,600	129,708
Nationwide Health Properties		3,900	121,914
Ventas		7,159	301,609
			553,231
HOTEL	8.4%
Hilton Hotels Corp.		13,300	478,268
Host Hotels & Resorts		23,625	621,574
Starwood Hotels & Resorts Worldwide		8,338	540,719
Strategic Hotels & Resorts		12,000	274,440
			1,915,001
INDUSTRIAL	5.9%
AMB Property Corp.		5,666	333,104
DCT Industrial Trust		7,700	91,091
ProLogis		14,236	924,344
			1,348,539
OFFICE	19.5%
Alexandria Real Estate Equities		4,200	421,554
BioMed Realty Trust		11,700	307,710
Boston Properties		11,819	1,387,551
Brookfield Properties Corp.		17,006	685,342
Douglas Emmett		5,700	145,521
Kilroy Realty Corp.		4,330	319,337
Mack-Cali Realty Corp.		5,946	283,208
Maguire Properties		6,500	231,140
SL Green Realty Corp.		4,929	676,160
			4,457,523

		Number of Shares	Value

OFFICE/INDUSTRIAL	2.6%
EastGroup Properties		1,800	$91,854
Liberty Property Trust		9,700	472,584
PS Business Parks		500	35,260
			599,698
RESIDENTIAL	22.9%
APARTMENT	21.9%
Apartment Investment & Management Co.		9,921	572,343
Archstone-Smith Trust		12,126	658,199
AvalonBay Communities		7,047	916,110
BRE Properties		9,563	603,903
Camden Property Trust		3,400	239,054
Equity Residential		24,206	1,167,455
Essex Property Trust		2,800	362,544
GMH Communities Trust		606	6,054
Home Properties		600	31,686
Post Properties		4,656	212,919
UDR		7,600	232,712
			5,002,979
MANUFACTURED HOME	1.0%
Equity Lifestyle Properties		2,200	118,822
Sun Communities		3,500	108,570
			227,392
TOTAL RESIDENTIAL			5,230,371

SELF STORAGE	7.0%
Extra Space Storage		7,200	136,368
Public Storage		14,561	1,378,490
U-Store-It Trust		4,800	96,576
			1,611,434

		Number of Shares	Value

SHOPPING CENTER	17.9%
COMMUNITY CENTER	6.7%
Developers Diversified Realty Corp.		8,402	$528,486
Equity One		400	10,600
Federal Realty Investment Trust		5,190	470,318
Inland Real Estate Corp.		1,700	31,178
Kimco Realty Corp.		2,000	97,480
Regency Centers Corp.		2,754	230,096
Tanger Factory Outlet Centers		1,600	64,624
Weingarten Realty Investors		2,200	104,632
			1,537,414
REGIONAL MALL	11.2%
General Growth Properties		8,508	549,362
Macerich Co.		5,014	463,093
Simon Property Group		12,143	1,350,909
Taubman Centers		3,485	202,095
			2,565,459
TOTAL SHOPPING CENTER			4,102,873

SPECIALTY	2.7%
Plum Creek Timber Co.		12,500	492,750
Rayonier		2,800	120,400
			613,150
TOTAL COMMON STOCK (Identified cost—$18,470,174)			21,594,384

		Principal Amount	Value

COMMERCIAL PAPER	3.7%
Prudential Fdg Corp., 4.15%, due 4/2/07 (Identified cost—$850,902)		$851,000	$850,902

TOTAL INVESTMENTS (Identified cost—$19,321,076)	98.1%		22,445,286

OTHER ASSETS IN EXCESS OF LIABILITIES	1.9%		438,201

NET ASSETS (Equivalent to $15.90 per share based on 1,439,279 shares of common stock outstanding)	100.0%		$22,883,487

Note: Percentages indicated are based on the net assets of the fund.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value,

will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$3,205,892
Gross unrealized depreciation	81,682
Net unrealized appreciation	$3,124,210

Cost for federal income tax purposes	$19,321,076

Item 2. Controls and Procedures

(a)                               The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS VIF REALTY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name:

James Giallanza

Title: President and principal

Title:

Treasurer and principal

executive officer

financial officer

Date: May 30, 2007